Accounts And Other Receivables And Contract Assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of financial assets [line items]
Disclosure Of Detailed Information About Accounts and Other Receivables and Contract Assets [Text Block]
The Group

	As of December 31,
	2021	2022
	RMB’000	RMB’000
Contract acquisition cost ( f )	7,964,247	6,236,822
Receivables from core retail credit and enablement service	7,380,284	3,736,176
Receivables from external payment services providers (a)	2,665,300	1,826,203
Trust statutory deposits (b)	1,359,642	1,058,355
Receivables for shares repurchase program (Note 38(a))	870,006	859,772
Receivables from referral arrangements	288,164	586,461
Receivables from other technology platform-based service	764,571	508,202
Other deposits	542,817	505,764
Receivables from guarantee arrangements	410,577	430,908
Receivables from ADS income	111,933	95,246
Receivables from exercise of share options	36,036	197
Others	582,044	553,530

Less: Provision for impairment losses (c)	(630,848)	(639,501)

	22,344,773	15,758,135

(a)
The Group maintains accounts with external online payment service providers to transfer deposits of platform investors, collect principal and interest from borrowers and dispatch loan proceeds to borrowers. The Group recorded the related amounts as receivables from external payment service providers.

(b)	The balances represent cash deposited in China Trust Protection Fund Co., Ltd. as required by trust regulations.

(f)
As of December 31, 2021 and 2022, the remaining amount of consideration the Group expected to receive is higher than the carrying amount of contract acquisition cost. As such, no loss allowanc
e
 was recorded against contract acquisition cost.

Disclosure Of Detailed Information About Maturity Analysis Of Receivables Explanatory
The following table s
e
ts forth the aging analysis of receivables generated from activities in relation to core retail credit and enablement service, other technology platform-based service, referral and guarantee arrangements as of December 31, 2021 and 2022. The aging is presented from the date the corresponding revenue is recognized.

	As of December 31,
	2021	2022
	RMB’000	RMB’000
Up to 1 year	8,673,176	5,107,630
1 to 2 years	78,420	117,620
2 to 3 years	9,931	30,548
Above 3 years	82,069	5,949

	8,843,596	5,261,747

Disclosure Of Detailed Information About Movements In Provision for Impairment Losses [Text Block]
(c)	The following table sets forth the movements in the provision for impairment losses:

	Year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
At the beginning of the year	401,626	688,378	630,848
Impairment loss recognized in the consolidated statement of comprehensive income	1,499,344	991,903	1,140,937
Written off during the year	(1,283,858)	(1,083,618)	(1,172,660)
Recovery of receivables written off previously	71,266	34,185	40,376

At the end of the year	688,378	630,848	639,501

Schedule Of Aging Analysis Of Receivables Generated From Activities
(d)
The loss allowance as of December 31, 2021 was determined against receivables from core retail credit and enablement service, other technology platform-based service and referral and guarantee arrangements, as follows:

	As of December 31, 2021
	Current	1-90 days past due	91-180 days past due	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Expected loss rate	2.36%	89.87%	94.83%	7.12%
Receivables from core retail credit and enablement service	6,943,369	201,188	235,727	7,380,284
Receivables from other technology platform-based service	764,571	—	—	764,571
Receivables from referral arrangements	288,164	—	—	288,164
Receivables from guarantee arrangements	379,493	18,069	13,015	410,577

Loss allowance	(197,933)	(197,042)	(235,873)	(630,848)

(e)
The loss allowance as of December 31, 2022 was determined against receivables from core retail credit and enablement service, other technology platform-based service and referral and guarantee arrangements, as follows:

	As of December 31, 2022
	Current	1-90 days past due	91-180 days past due	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Expected loss rate	3.11%	92.34%	93.11%	12.15%
Receivables from core retail credit and enablement service	3,315,385	176,470	244,321	3,736,176
Receivables from other technology platform-based service	508,202	—	—	508,202
Receivables from referral arrangements	586,461	—	—	586,461
Receivables from guarantee arrangements	321,228	52,191	57,489	430,908

Loss allowance	(147,337)	(211,145)	(281,019)	(639,501)

Parent [member]
Disclosure of financial assets [line items]
Disclosure Of Detailed Information About Accounts and Other Receivables and Contract Assets [Text Block]
The Company

	As of December 31,
	2021	2022

	RMB’000	RMB’000
Receivables for shares repurchase program	870,006	859,772
Receivables from subsidiaries	3,623,687	672,128
Receivables from ADS income	111,933	95,246
Receivables from exercise of share options	36,036	197

	4,641,662	1,627,343